Segmental information - Consolidated income statement (Details) - USD ($) $ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Sales		$ 27,762	$ 27,964	$ 27,891
Net sales		19,643	20,245	20,269
Cost of sales before exceptionals		(7,931)	(7,997)	(8,014)
Marketing expenses before exceptionals		(3,183)	(3,662)	(3,691)
Other operating income (expense) before exceptionals		(2,846)	(2,882)	(2,619)
Operating profit before exceptional items		5,683	5,704	5,945
Exceptional operating items		(2,527)	(1,369)	56
Operating profit		3,156	4,335	6,001
Non-operating items		6	(220)	(70)
Net finance charges		(816)	(771)	(885)
Share of after-tax results of associates and joint ventures		218	193	414
Profit before taxation		2,564	3,537	5,460
Annual net sales occur in the last four months	37.00%
Operating segments | North America
Disclosure of operating segments [line items]
Sales		7,991	8,636	8,514
Net sales		7,249	7,973	7,908
Cost of sales before exceptionals		(2,671)	(2,734)	(2,559)
Marketing expenses before exceptionals		(1,367)	(1,616)	(1,627)
Other operating income (expense) before exceptionals		(610)	(570)	(486)
Operating profit before exceptional items		2,601	3,053	3,236
Operating segments | Europe
Disclosure of operating segments [line items]
Sales		8,582	8,037	8,024
Net sales		5,097	4,821	4,804
Cost of sales before exceptionals		(1,989)	(1,866)	(1,890)
Marketing expenses before exceptionals		(773)	(898)	(873)
Other operating income (expense) before exceptionals		(723)	(755)	(662)
Operating profit before exceptional items		1,612	1,302	1,379
Operating segments | Asia Pacific
Disclosure of operating segments [line items]
Sales		5,708	6,082	6,320
Net sales		3,333	3,635	3,817
Cost of sales before exceptionals		(1,476)	(1,581)	(1,606)
Marketing expenses before exceptionals		(524)	(630)	(651)
Other operating income (expense) before exceptionals		(487)	(494)	(497)
Operating profit before exceptional items		846	930	1,063
Operating segments | Latin America and Caribbean
Disclosure of operating segments [line items]
Sales		2,797	2,390	2,432
Net sales		2,160	1,847	1,839
Cost of sales before exceptionals		(881)	(704)	(728)
Marketing expenses before exceptionals		(325)	(304)	(306)
Other operating income (expense) before exceptionals		(367)	(311)	(303)
Operating profit before exceptional items		587	528	502
Operating segments | Africa
Disclosure of operating segments [line items]
Sales		2,522	2,684	2,478
Net sales		1,642	1,834	1,778
Cost of sales before exceptionals		(867)	(1,077)	(1,195)
Marketing expenses before exceptionals		(173)	(192)	(205)
Other operating income (expense) before exceptionals		(246)	(282)	(247)
Operating profit before exceptional items		356	283	131
Corporate and other
Disclosure of operating segments [line items]
Sales		162	135	123
Net sales		162	135	123
Cost of sales before exceptionals		(47)	(35)	(36)
Marketing expenses before exceptionals		(21)	(22)	(29)
Other operating income (expense) before exceptionals		(413)	(470)	(424)
Operating profit before exceptional items		$ (319)	$ (392)	$ (366)